Summary of revenues cost of revenues and gross profit, by segment (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2009 PRC CNY	Dec. 31, 2011 International CNY	Dec. 31, 2010 International CNY	Dec. 31, 2009 International CNY	Dec. 31, 2011 Intercompany Eliminations CNY	Dec. 31, 2010 Intercompany Eliminations CNY	Dec. 31, 2009 Intercompany Eliminations CNY
Segment Reporting Information [Line Items]
Revenues	$ 474,020,346	2,983,436,657	2,383,640,539	2,094,558,366	2,370,344,808	1,996,724,811	2,019,633,888	613,625,868	420,735,761	129,296,831	(534,019)	(33,820,033)	(54,372,353)
Segment cost and operating expenses		(1,960,150,114)	(1,505,245,955)	(1,015,275,671)	(1,382,409,050)	(1,098,951,450)	(804,695,603)	(583,704,012)	(428,316,410)	(265,352,080)	5,962,948	22,021,905	54,772,012
Segment operating profit	162,583,857	1,023,286,543	878,394,584	1,079,282,695	987,935,758	897,773,361	1,214,938,285	29,921,856	(7,580,649)	(136,055,249)	5,428,929	(11,798,128)	399,659
Total other income	18,830,627	118,518,084	35,739,651	21,381,094
Income before tax	$ 181,414,484	1,141,804,627	914,134,235	1,100,663,789